CONCENTRATION OF CREDIT RISK AND TRADE ACCOUNTS RECEIVABLE CONCENTRATION OF CREDIT RISK AND TRADE ACCOUNTS RECEIVABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, Consolidated Revenue
Our top ten customers for the three months ended March 31, 2015 and 2014 represent the following percentages of consolidated revenue:

	Three Months Ended March 31,
	2015	2014
Top ten customers	60.1%	64.6%

The percentage of total consolidated revenue for each customer that exceeded 10% of total revenues for the three months ended March 31, 2015 and 2014 was as follows:

	Three Months Ended March 31,
	2015	2014
Trafigura Trading LLC	10.9%	12.2%

Our top ten customers for the years ended December 31, 2014, 2013 and 2012 represent the following percentages of consolidated revenue:

	Year Ended December 31,
	2014	2013	2012
Top ten customers	63.4%	59.7%	65.5%

The percentage of total consolidated revenue for each customer that exceeded 10% of total revenues for the years ended December 31, 2014, 2013 and 2012 was as follows:

	Year Ended December 31,
	2014	2013	2012
Trafigura AG	13.6%	11.7%	11.0%
Formosa Hydrocarbons Co., Inc.	(a),(b)	(a),(b)	24.3%